Shareholders' Equity	12 Months Ended
Apr. 27, 2019
Shareholders' Equity
11.	Shareholders’ Equity
On March 15, 2017, the Company’s Board of Directors authorized a stock repurchase program of up to $50,000 of its common shares. Stock repurchases under this program may be made through open market and privately negotiated transactions from time to time and in such amounts as management deems appropriate. The stock repurchase program has no expiration date and may be suspended or discontinued at any time. The Company’s repurchase plan is intended to comply with the requirements of Rule 10b-18 under the Securities Exchange Act of 1934, as amended. The Company did not repurchase shares under this plan in fiscal 2019 and fiscal 2018. The Company has remaining capacity of $50,000 under the repurchase program as of April 27, 2019.
As of April 27, 2019, the Company has repurchased 39,745,497 shares at a cost of approximately $1,087,963 since the inception of the Company’s current and prior stock repurchase programs. The repurchased shares are held in treasury.
On October 3, 2018, the Board of Directors approved the adoption of a short-term stockholder rights plan (the Rights Plan). In connection with the Rights Plan, the Board of Directors authorized and declared a dividend, payable to common stockholders of record on October 13, 2018,
of one right (Right) per each share of common stock outstanding, to purchase 1/1,000th of a share of Series K Preferred Stock, par value
$0.001
per share (Series K Preferred Stock), of the Company, at a price of
$24.00
per share (such amount, as may be adjusted from time to time as provided in the Rights Agreement, the Purchase Price). If a person or group acquires beneficial ownership of 20% or more of the shares of common stock outstanding or announces a tender offer or exchange offer, the consummation of which would result in such person or group beneficially owning 20% or more of the shares of common stock outstanding, in each case, without prior approval of the Board of Directors, each holder of a Right (other than any Acquiring Person (as defined in the Rights Agreement), whose Rights will become void) will have the right to purchase, upon payment of the Purchase Price and in accordance with the terms of the Rights Plan, that number of 1/1000ths of a share of Series K Preferred Stock equal to the number of shares of common stock which at the time of the applicable triggering transaction would have a market value of twice the Purchase Price.
The complete terms of the Rights are set forth in a Rights Agreement (the Rights Agreement) dated as of October 3, 2018, as amended by Amendment No. 1 thereto (Amendment No. 1) date as of June 6, 2019, between the Company and Computershare Trust Company, N.A., as rights agent. Amendment No. 1 provided, among other things, that (i) neither the approval, execution, delivery or performance or, if approved by the Board of Directors, amendment, modification or waiver of the Merger Agreement (the Merger Agreement) dated as of June 6, 2019 by and among the Company, Chapters Holdco Inc., a Delaware corporation (Parent), and Chapters Merger Sub Inc., a Delaware corporation, or the Voting Agreement (the Voting Agreement) dated as of June 6, 2019 by and among the Company, certain significant stockholders of the Company and Parent, or the consummation of the merger (Merger) or any other transaction contemplated by the Merger Agreement or the Voting Agreement, nor the public announcement of any of the foregoing will (a) cause any person to (1) become an Acquiring Person or be deemed to have become an Acquiring Person or (2) be deemed to have acquired Beneficial Ownership (as defined in the Rights Agreement) of any securities of the Company or (b) result in the occurrence or deemed occurrence of a Distribution Date (as defined in the Rights Agreement), Business Combination (as defined in the Rights Agreement) or other event or occurrence resulting in a triggering of rights of holders of Rights, or of obligations of the Company under the Rights Agreement, and (ii) the Rights will expire in their entirety, and the Rights Agreement will terminate upon the earliest of (a) the Close of Business (as defined in the Rights Agreement) on October 2, 2019, (b) the time at which all Rights are redeemed, and (c) immediately prior to the Effective Time (as defined in the Merger Agreement) of the Merger.